Pension and Other Postretirement Benefit Plans - Schedule of Funded Status Amount Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current liabilities	$ (0.1)	$ (3.5)
Noncurrent liabilities	(51.8)	(20.2)
Amount recognized in balance sheet	$ (51.9)	$ (23.7)